EQUITY COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2014
EQUITY COMPENSATION PLANS
Summary of stock option activity and average exercise prices

	2014		2013		2012
	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE
	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)

Outstanding, beginning of year	13,926,256	$55.66	15,125,156	$48.29	20,126,579	$41.45
Granted	1,645,937	107.63	1,640,210	101.22	2,238,267	71.17
Exercised	(2,316,918)	44.79	(2,583,026)	40.68	(6,774,032)	35.16
Canceled	(85,499)	83.81	(256,084)	63.00	(465,658)	53.61
Outstanding, end of year	13,169,776	$63.88	13,926,256	$55.66	15,125,156	$48.29
Exercisable, end of year	9,820,826	$52.21	10,233,265	$46.33	11,036,700	$42.77
Vested and expected to vest, end of year	12,944,608	$63.35

(a)	Represents weighted average price.

Weighted-average grant-date fair value of options granted and significant assumptions used in determining the underlying fair value of each option grant

	2014	2013	2012

Weighted-average grant-date fair value of options granted at market prices	$23.18	$22.53	$13.77
Assumptions
Risk-free rate of return	1.8%	1.8%	0.9%
Expected life	6 years	6 years	6 years
Expected volatility	22.9%	23.0%	22.8%
Expected dividend yield	1.2%	1.1%	1.3%

Summary of non-vested PBRSU awards and restricted stock activity

		GRANT		GRANT
	PBRSU	DATE FAIR	RSAs AND	DATE FAIR
	AWARDS	VALUE(a)	RSUs	VALUE(a)
December 31, 2011	2,140,665	$50.68	1,016,660	$53.67
Granted	454,620	68.63	230,193	64.10
Vested / Earned	(285,249)	55.62	(362,926)	53.80
Canceled	(218,764)	53.14	(86,714)	52.03
December 31, 2012	2,091,272	$53.65	797,213	$56.79
Granted	342,207	99.63	109,212	90.56
Vested / Earned	(594,366)	47.60	(249,093)	53.59
Canceled	(88,844)	57.71	(35,311)	56.20
December 31, 2013	1,750,269	$64.49	622,021	$64.04
Granted	373,337	103.10	109,665	102.62
Vested / Earned	(503,324)	47.98	(306,830)	55.83
Canceled	(27,048)	74.09	(23,785)	73.01
December 31, 2014	1,593,234	$78.59	401,071	$80.33

(a)	Represents weighted average price.